Taxes (Details) - Schedule of financial accounting basis and tax basis of assets and liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Financial Accounting Basis And Tax Basis Of Assets And Liabilities Abstract
Net operating loss carry-forward	$ 752,944	$ 439,597
Allowance of doubtful accounts	23,022
Valuation allowance	(775,966)	(439,597)
Total deferred tax assets